Per Share Amounts - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock option excluded from diluted net income attributable to Toyota Motor Corporation per share	733	2,415	8,682